Document and Entity Information	Nov. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001404644
Document Type	8-K
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	Neoleukin Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36327
Entity Tax Identification Number	98-0542593
Entity Address, Address Line One	188 East Blaine Street
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	(866)
Local Phone Number	245-0312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.000001 par value
Trading Symbol	NLTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false